Investment Strategy - VanEck India Select ETF	Feb. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are economically tied to India (“Indian Companies”).
For purposes of this policy, an Indian Company includes an issuer that: (i) is domiciled in India; (ii) is listed on an Indian exchange; (iii) derives more than 50% of its revenues or profits from India; or (iv) has its principal place of business in India. The Fund may invest in companies across all market capitalizations, including small-, mid-, and large-capitalization issuers. Equity securities include common and preferred stocks, convertible securities, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and shares of other investment companies (including ETFs) that provide exposure to Indian Companies.
The Fund uses a disciplined, multi-step investment process that seeks to identify companies with strong long-term return profiles, high capital efficiency, and resilient business models.
The process begins by seeking to identify companies that have delivered consistent shareholder returns and outperformance over time relative to the broader market. In addition, the investment team may include select companies with shorter operating histories, particularly in sectors undergoing structural change or technological disruption.
The next step of the investment process seeks to reduce or eliminate exposure to names that may exhibit signs of potential deterioration (i.e., decreasing capital efficiency). These include, but are not limited to, companies the investment team believes may experience projected declines in return on equity (ROE) or return on invested capital (ROIC), or those that the investment team believes to be trading at valuation levels above their own recent history.
Portfolio construction follows a core-satellite structure. The core allocation consists of high-conviction large-cap holdings that serve as the portfolio’s anchor. Satellite allocations focus on small- and mid-cap companies and tactical opportunities. Under normal conditions, the Adviser expects the Fund’s portfolio to include 60 to 90 holdings.
Additional risk controls may include adjustments to position sizes based on valuation signals and optimization around portfolio-level risk parameters. While the portfolio is typically rebalanced semi-annually, the Adviser expects to monitor the portfolio on a monthly basis to maintain the portfolio generally in line with the intended allocations. The Adviser expects to adjust positions in response to material changes in company fundamentals or broader market conditions.
The Fund may from time to time have significant exposure to one or more sectors, including financials, industrials, materials, healthcare, and consumer discretionary. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, and, therefore, may invest a larger percentage of its assets in a particular issuer. The Fund may engage in active and frequent trading of portfolio securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are economically tied to India (“Indian Companies”).